Commitments and Contingencies - Summary of Investment Properties Provided as Collateral (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Related amount	₩ 10,520,690	₩ 10,218,165
Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank [Member]
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Carrying amount	79,959	81,057
Secured amount	₩ 76,668	₩ 64,680
Related account	Borrowings	Borrowings
Related amount	₩ 63,890	₩ 54,900
Mortgagee	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Leaseholder [Member]
Disclosure Of Investment Properties Provided As Collateral [Line Items]
Carrying amount	₩ 541,351	₩ 555,921
Secured amount	₩ 68,019	₩ 64,877
Related account	Deposits received	Deposits received
Related amount	₩ 58,062	₩ 55,965
Mortgagee	leaseholder	leaseholder